Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

November 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Invesco High Income 2024 Target Term Fund

Ladies and Gentlemen:

On behalf of the Invesco High Income 2024 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 3 to the Fund’s Registration Statement on Form N-2 (333-217870; 811-23251) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (215) 564-8528 or E. Carolan Berkley at (215) 564-8018 with any question or comments concerning these materials.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

Copies to:

E. Berkley (w/encl.)

D. Wohl (w/encl.)

J. Zerr (w/encl.)

P. Taylor (w/encl.)